Expense Example - Angel Oak Total Return ETF - Angel Oak Total Return ETF Class	Apr. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	$ 174